UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================
                                       AIG
                                MONEY MARKET FUND




                                  ANNUAL REPORT
                                OCTOBER 31, 2005


                                       ---
                                       AIG
                                       ---





                                   ADVISED BY
                           AIG GLOBAL INVESTMENT CORP.
================================================================================

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.



                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets..................................................   2

Statement of Operations..................................................   4

Statement of Changes in Net Assets.......................................   5

Financial Highlights.....................................................   6

Notes to Financial Statements............................................   7

Report of Independent Registered Public Accounting Firm..................  11

Trustees and Officers of The Advisors' Inner Circle Fund.................  12

Disclosure of Fund Expenses..............................................  16

Notice to Shareholders...................................................  17

Shareholder Voting Results...............................................  18

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================

AIG MONEY MARKET FUND
---------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*

[BAR GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC
AS FOLLOWS:

57.4% BANKS
26.6% REPURCHASE AGREEMENTS
4.6%  SECURITIES BROKERAGE/DEALERS
3.6%  RETAIL
3.2%  BANK HOLDING COMPANIES
2.8%  FINANCIAL SERVICES
1.8%  DIVERSIFIED MANUFACTURING
*PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
---------------------------------------------------------
   FACE
  AMOUNT                                          VALUE
   (000)                                          (000)
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (53.5%)
---------------------------------------------------------
BANKS (53.5%)
---------------------------------------------------------
             Banco Bilbao Vizcaya Argentaria SA
    $49,000    3.795%, 11/22/05                 $ 49,000
             Barclays Bank PLC
     50,000    3.785%, 11/29/05                   50,000
             BNP Paribas Bank
     50,000    3.455%, 12/09/05                   50,000
             Calyon Corporation & Investment Bank
     75,000    3.690%, 11/08/05                   75,000
             Credit Suisse First Boston
     25,000    3.775%, 11/01/05                   25,000
             Depfa Bank PLC
     50,000    3.760%, 11/22/05                   50,000
             Eurohypo AG
     49,500    3.800%, 11/29/05                   49,500
             Fortis Bank
     40,000    3.950%, 11/21/05                   40,000
             HSH Nordbank AG
     50,000    3.785%, 11/25/05                   50,000
             Landesbank Baden-Wurttemberg
     45,000    3.760%, 11/22/05                   45,000
             Rabobank Group
     70,000    3.840%, 11/28/05                   70,000
             Royal Bank of Canada
     75,000    3.745%, 12/07/05                   75,000
             Royal Bank of Scotland PLC
     27,600    3.780%, 03/06/06                   27,568


---------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
---------------------------------------------------------
             San Paolo IMI US Financial Company
    $50,000    3.785%, 11/30/05                 $ 50,000
             Societe Generale
     50,000    3.750%, 11/03/05                   50,000
---------------------------------------------------------
                                                 756,068
---------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $756,068)                      756,068
---------------------------------------------------------
COMMERCIAL PAPER (A) (16.0%)
---------------------------------------------------------
BANK HOLDING COMPANIES (3.2%)
---------------------------------------------------------
             State Street Corporation
     45,000    4.000%, 11/01/05                   45,000
---------------------------------------------------------
                                                  45,000
---------------------------------------------------------
DIVERSIFIED MANUFACTURING (1.8%)
---------------------------------------------------------
             Illinois Tool Works, Inc.
     25,416    4.030%, 11/01/05                   25,416
---------------------------------------------------------
                                                  25,416
---------------------------------------------------------
FINANCIAL SERVICES (2.8%)
---------------------------------------------------------
             UBS Finance Delaware LLC
     40,000    4.000%, 11/01/05                   40,000
---------------------------------------------------------
                                                  40,000
---------------------------------------------------------
RETAIL (3.6%)
---------------------------------------------------------
             Target Corporation
     50,000    4.020%, 11/01/05                   50,000
---------------------------------------------------------
                                                  50,000
---------------------------------------------------------
SECURITIES BROKERAGE/DEALERS (4.6%)
---------------------------------------------------------
             JPMorgan Chase & Company
     65,000    4.030%, 11/01/05                   65,000
---------------------------------------------------------
                                                  65,000
---------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $225,416)                      225,416
---------------------------------------------------------
TIME DEPOSIT (3.6%)
---------------------------------------------------------
             Svenska Handelsbanken
     51,010    4.030%, 11/01/05                   51,010
---------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $51,010)                        51,010
---------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================
AIG MONEY MARKET FUND
---------------------------------------------------------
   FACE
  AMOUNT                                          VALUE
   (000)                                          (000)
---------------------------------------------------------
REPURCHASE AGREEMENTS (26.6%)
---------------------------------------------------------
  $75,000 ABN Amro Bank
          4.000%, dated 10/31/05, to be
          repurchased on 11/01/05,
          repurchase price $75,008,333
          (collateralized by U.S.
          Government obligations, ranging
          in par value $1,883,000-
          $75,688,000, 3.570%-3.785%,
          01/19/06-03/09/06; with total
          market value $76,500,262)           $   75,000
   75,000 Barclays Bank PLC
          4.020%, dated 10/31/05, to be
          repurchased on 11/01/05,
          repurchase price $75,008,375
          (collateralized by U.S.
          Government obligations, ranging
          in par value $19,792,000-
          $50,919,000, 3.650%-7.250%,
          11/30/07-01/15/10; with total
          market value $76,500,726)               75,000
   75,000 Deutsche Bank
          4.000%, dated 10/31/05, to be
          repurchased on 11/01/05,
          repurchase price $75,008,333
          (collateralized by U.S.
          Government obligations, ranging
          in par value $2,067,000-
          $44,440,000, 2.875%-5.000%,
          11/28/05-08/02/12; with total
          market value $76,503,357)               75,000
   75,000 JPMorgan Chase
          4.000%, dated 10/31/05, to be
          repurchased on 11/01/05,
          repurchase price $75,008,333
          (collateralized by U.S.
          Government obligations, ranging
          in par value $2,000-
          $32,970,000, 0.000%-5.750%,
          03/13/06-09/15/16; with total
          market value $76,503,457)               75,000


---------------------------------------------------------
   FACE
  AMOUNT                                          VALUE
   (000)                                          (000)
---------------------------------------------------------
  $75,000 Morgan Stanley
          4.010%, dated 10/31/05, to be
          repurchased on 11/01/05,
          repurchase price $75,008,354
          (collateralized by U.S.
          Government obligations, ranging
          in par value $17,485,000-
          $59,615,000, 0.000%-4.500%,
          01/15/06-05/21/07; with total
          market value $76,603,873)           $   75,000
---------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $375,000)                      375,000
---------------------------------------------------------
          TOTAL INVESTMENTS (99.7%)
            (Cost $1,407,494)                  1,407,494
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
---------------------------------------------------------
Payable for Advisory Fees                           (152)
Payable for Administrative Fees                      (37)
Payable for Distribution Fees                        (17)
Income Distributions Payable                          (3)
Payable for Trustees' Fees                            (2)
Other Assets and Liabilities, Net                  4,745
---------------------------------------------------------
          TOTAL OTHER ASSETS & LIABILITIES         4,534
---------------------------------------------------------
          NET ASSETS (100.0%)                 $1,412,028
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Portfolio Shares (unlimited
   authorization -- no par value)             $1,412,028
---------------------------------------------------------
NET ASSETS                                    $1,412,028
---------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A
   ($1,328,557,917 / 1,328,593,410 shares)         $1.00
---------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B
   ($83,469,917 / 83,449,901 shares)               $1.00
---------------------------------------------------------
(A) The rate reported is the effective yield at time of purchase.
LLC -- Limited Liability Company
PLC -- Public Limited Company



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2005
================================================================================


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                     $34,669
                                                                       --------
   Total Investment Income                                              34,669
                                                                       --------

EXPENSES:
   Investment Advisory Fees                                              2,970
   Administration Fees                                                     589
   Distribution Fees (1)                                                   334
   Transfer Agent Fees                                                      93
   Custodian Fees                                                           67
   Professional Fees                                                        47
   Registration and Filing Fees                                             23
   Printing Fees                                                            17
   Trustees' Fees                                                            8
   Other Fees                                                               31
                                                                       --------
   Total Expenses                                                        4,179
                                                                       --------
   Less: Investment Advisory Fees Waived                                (1,205)
   Distribution Fees Waived                                               (143)
   Administrative Fees Waived                                              (93)
                                                                       --------
   Net Expenses                                                          2,738
                                                                       --------
Net Investment Income                                                   31,931
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $31,931
                                                                       ========

(1) Distribution fees are incurred by Class B shares only.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
================================================================================

AIG MONEY MARKET FUND                                                                   2005                   2004
---------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net Investment Income                                                         $      31,931          $      12,952
                                                                                 -------------          -------------
     Increase in Net Assets Resulting from Operations                                   31,931                 12,952
                                                                                 -------------          -------------
DIVIDENDS:
   Net Investment Income
     Class A                                                                           (29,581)               (11,826)
     Class B                                                                            (2,350)                (1,146)
                                                                                 -------------          -------------
   Total Dividends                                                                     (31,931)               (12,972)
                                                                                 -------------          -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                                        107,563,735            176,403,159
     In Lieu of Cash Distributions                                                      29,510                 11,790
     Redeemed                                                                     (107,094,470)          (176,499,529)
                                                                                 -------------          -------------
       Net Class A Share Transactions                                                  498,775                (84,580)
                                                                                 -------------          -------------
   Class B
     Issued                                                                             37,250                 43,142
     In Lieu of Cash Distributions                                                       2,327                  1,141
     Redeemed                                                                          (56,659)               (92,176)
                                                                                 -------------          -------------
       Net Class B Share Transactions                                                  (17,082)               (47,893)
                                                                                 -------------          -------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions                  481,693               (132,473)
                                                                                 -------------          -------------
Total Increase (Decrease) in Net Assets                                                481,693               (132,493)

NET ASSETS:
   Beginning of Year                                                                   930,335              1,062,828
                                                                                 -------------          -------------
   End of Year                                                                   $   1,412,028          $     930,335
                                                                                 =============          =============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
FOR THE YEARS ENDED OCTOBER 31,


                       NET                                                       NET               NET
                      ASSET                              DIVIDENDS              ASSET            ASSETS      RATIO
                      VALUE        NET        TOTAL      FROM NET               VALUE              END    OF EXPENSES
                    BEGINNING  INVESTMENT     FROM      INVESTMENT   TOTAL       END     TOTAL  OF PERIOD TO AVERAGE
                    OF PERIOD    INCOME     OPERATIONS    INCOME   DIVIDENDS  OF PERIOD RETURN+   (000)   NET ASSETS
                    ---------  ----------   ----------  ---------- ---------  --------- ------- --------- -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2005              $1.00     $0.03*       $0.03*      $(0.03)   $(0.03)     $1.00     2.73% $1,328,558     0.21%
     2004               1.00      0.01*        0.01*       (0.01)    (0.01)      1.00     1.15     829,783     0.08
     2003               1.00      0.01         0.01        (0.01)    (0.01)      1.00     1.07     914,380     0.17
     2002               1.00      0.02         0.02        (0.02)    (0.02)      1.00     1.71     800,913     0.22
     2001               1.00      0.05         0.05        (0.05)    (0.05)      1.00     4.70   1,367,925     0.22
   CLASS B
     2005              $1.00     $0.02*       $0.02*      $(0.02)   $(0.02)     $1.00     2.53% $   83,470     0.41%
     2004               1.00      0.01*        0.01*       (0.01)    (0.01)      1.00     0.95     100,552     0.28
     2003               1.00      0.01         0.01        (0.01)    (0.01)      1.00     0.77     148,448     0.47
     2002               1.00      0.01         0.01        (0.01)    (0.01)      1.00     1.36     146,076     0.57
     2001               1.00      0.04         0.04        (0.04)    (0.04)      1.00     4.34     153,852     0.57



                       RATIO        RATIO
                       OF NET     OF EXPENSES
                     INVESTMENT   TO AVERAGE
                       INCOME     NET ASSETS
                      TO AVERAGE  (EXCLUDING
                      NET ASSETS   WAIVERS)
                     -----------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------

   CLASS A
     2005                2.71%         0.31%
     2004                1.13          0.33
     2003                1.07          0.33
     2002                1.72          0.32
     2001                4.38          0.32
   CLASS B
     2005                2.46%         0.66%
     2004                0.93          0.68
     2003                0.77          0.68
     2002                1.35          0.67
     2001                4.18          0.67

+  Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

*  Per share calculations based on the Average Shares method.

Note (unaudited): The 7-day current and effective annualized yields, as of October 31, 2005, are: Class A shares
3.61% and 3.68%, respectively and Class B shares 3.41% and 3.47%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================



1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================


          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY
     AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 per fund plus $15,000 for each additional class. Prior to May 20, 2005, the Administrator provided administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.04% of the Fund's average daily net assets in excess of $1 billion. There was a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. Prior to May 20, 2005, the Administrator had agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remained greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $93,182 of Administration fees for the year ended October 31, 2005.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. As of October 31, 2005, the Sub-Distributor has voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of the Fund's average daily net assets. The waiver is voluntary and may be terminated at any time.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================


5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIGGlobal Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A and not more than 0.75% of the Fund's average daily net assets of Class B. For the year ended October 31, 2005, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. As of October 31, 2005, there were no permanent book-tax differences.

     The tax character of dividends and distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                                  ORDINARY
                                                   INCOME
                                   YEAR             (000)
                                   ----           --------
                                   2005            $31,931
                                   2004             12,972

     As of October 31, 2005, the components of Distributable Earnings were as follows (000):

               Undistributed Ordinary Income .......................  $ 3
               Other Temporary Differences .........................   (3)
                                                                      ----
               Total Distributable Earnings ........................  $ 0
                                                                      ====

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2005
================================================================================


     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2005, is as follows:

                             S & P                   MOODY'S
                       ---------------          --------------
                       A1+       82.9%          P1      100.0%
                       A1        17.1           NR         --
                                ------                  ------
                                100.0%                  100.0%
                                =====                   ======

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8.   SUBSEQUENT EVENT (UNAUDITED):

     The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
     The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================



The Shareholders and Board of Trustees of
AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.





KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                             TERM OF                                        IN THE ADVISORS'
               POSITION(S)  OFFICE AND                                      INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
    AGE 1      THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS            BOARD MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.        Chairman  (Since 1991)    Currently performs various services      38     Trustee of The Advisors' Inner Circle
NESHER         of the Board                on behalf of SEI Investments for which          Fund II, Bishop Street Funds,
59 yrs. old     of Trustees                Mr. Nesher is compensated. Executive            SEI Asset Allocation Trust, SEI Daily
                                           Vice President of SEI Investments,              Income Trust, SEI Index Funds,
                                           1986-1994. Director and Executive               SEI Institutional International Trust,
                                           Vice President of the Administrator             SEI Institutional Investments Trust,
                                           and the Distributor, 1981-1994.                 SEI Institutional Managed Trust,
                                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust, SEI Opportunity Master Fund,
                                                                                           L.P., SEI Opportunity Fund, L.P., SEI
                                                                                           Absolute Return Master Fund, L.P., SEI
                                                                                           Absolute Return Fund, L.P., SEI Global
                                                                                           Master Fund, PLC, SEI Global Assets
                                                                                           Fund, PLC, SEI Global Investments Fund,
                                                                                           PLC, SEI Investments Global, Limited,
                                                                                           SEI Investments-Global Fund Services,
                                                                                           Limited, SEI Investments (Europe) Ltd.,
                                                                                           SEI Investments-Unit Trust Management
                                                                                           (UK) Limited, and SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee  (Since 1992)    Self-employed consultant since 2003.     38     Director of SEI Investments Company
DORAN                                      Partner, Morgan, Lewis & Bockius                and SEI Investments Distribution Co.,
1701 Market Street                         LLP (law firm) from 1976-2003,                  SEI Investments-Global Fund Services,
Philadelphia, PA 19103                     counsel to the Trust, SEI Investments,          Limited, SEI Investments (Europe),
65 yrs. old                                the Administrator and the Distributor.          Limited, SEI Investments (Asia) Limited,
                                           Director of SEI Investments since               SEI Asset Korea Co., Ltd., Trustee of The
                                           1974; Secretary of SEI Investments              Advisors' Inner Circle Fund II, SEI
                                           since 1978.                                     Investments, SEI Asset Allocation Trust,
                                                                                           SEI Daily Income Trust, SEI Index Funds,
                                                                                           SEI Institutional International Trust,
                                                                                           SEI Institutional Investments Trust, SEI
                                                                                           Institutional Managed Trust, SEI Liquid
                                                                                           Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                             TERM OF                                        IN THE ADVISORS'
               POSITION(S)  OFFICE AND                                      INNER CIRCLE FUND
NAME, ADDRESS,  HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
    AGE 1      THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS            BOARD MEMBER     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.           Trustee  (Since 1993)    Vice Chairman of Ameritrust Texas        38     Trustee of The Advisors' Inner
COONEY                                     N.A., 1989-1992, and MTrust Corp.,              Circle Fund II.
78 yrs. old                                1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.         Trustee  (Since 1993)    Private investor from 1987 to present.   38     Trustee of The Advisors' Inner
PETERS                                     Vice President and Chief Financial              Circle Fund II.
76 yrs. old                                Officer, Western Company of North
                                           America (petroleum service company),
                                           1980-1986. President of Gene Peters
                                           and Associates (import company),
                                           1978-1980. President and Chief
                                           Executive Officer of Jos. Schlitz
                                           Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.          Trustee  (Since 1994)    Attorney, Solo Practitioner since 1994.  38     Trustee of The Advisors' Inner
STOREY                                     Partner, Dechert (law firm), September          Circle Fund II, SEI Asset Allocation
74 yrs. old                                1987-December 1993.                             Trust, SEI Daily Income Trust, SEI Index
                                                                                           Funds, SEI Institutional International
                                                                                           Trust, SEI Institutional Investments
                                                                                           Trust, SEI Institutional Managed Trust,
                                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.         Trustee  (Since 1999)    Chief Executive Officer, Newfound        38     Trustee, State Street Navigator
SULLIVAN, JR.                              Consultants, Inc. since April 1997.             Securities Lending Trust, since 1995.
63 yrs. old                                General Partner, Teton Partners, L.P.,          Trustee of The Fulcrum Trust. Trustee of
                                           June 1991-December 1996; Chief                  The Advisors' Inner Circle Fund II, SEI
                                           Financial Officer, Nobel Partners,              Asset Allocation Trust, SEI Daily Income
                                           L.P., March 1991-December 1996;                 Trust, SEI Index Funds, SEI Institutional
                                           Treasurer and Clerk, Peak Asset                 International Trust, SEI Institutional
                                           Management, Inc., since 1991.                   Investments Trust, SEI Institutional
                                                                                           Managed Trust, SEI Liquid Asset Trust,
                                                                                           SEI Tax Exempt Trust, SEI Opportunity
                                                                                           Master Fund, L.P., SEIAbsolute Return
                                                                                           Fund, L.P. and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                             TERM OF                                        IN THE ADVISORS'
               POSITION(S)  OFFICE AND                                      INNER CIRCLE FUND    OTHER DIRECTORSHIPS
NAME, ADDRESS,  HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD       HELD BY BOARD
    AGE 1      THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS           MEMBER/OFFICER       MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-------------
BETTY L.          Trustee  (Since 2005)    Self-Employed Legal and Financial       38      Trustee of The Advisors' Inner Circle
KRIKORIAN                                  Services Consultant since 2003.                 Fund II.
62 yrs. old                                In-house Counsel, State Street
                                           Bank Global Securities and Cash
                                           Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.        Trustee  (Since 2005)    Self-Employed Business Consultant,       38     Director, Crown Pacific, Inc. and
CARLBOM                                    Business Project Inc. since 1997.               Trustee of The Advisors' Inner Circle
71 yrs. old                                CEO and President, United Grocers               Fund II.
                                           Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.       Trustee  (Since 2005)    Retired.                                 38     Director, Federal Agricultural
JOHNSON                                                                                    Mortgage Corporation. Trustee of
63 yrs. old                                                                                The Advisors' Inner Circle Fund II.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.         President (Since 2003)    Senior Operations Officer, SEI           N/A                   N/A
VOLK, CPA                                  Investments, Fund Accounting and
43 yrs. old                                Administration since 1996; Assistant
                                           Chief Accountant for the U.S. Securities
                                           and Exchange Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL         Controller (Since 2005)    Director, SEI Investments, Fund          N/A                   N/A
LAWSON          and Chief                  Accounting since July 2005. Manager,
45 yrs. old  Financial Officer             SEI Investments AVP from April 1995
                                           to February 1998 and November 1998
                                           to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.         Chief   (Since 2004)    Vice President and Assistant Secretary   N/A                   N/A
ZITELLI         Compliance                 of SEI Investments and Vice President
37 yrs. old       Officer                  and Assistant Secretary of SEI Investments
                                           Global Funds Services from 2000-2004;
                                           Vice President, Merrill Lynch & Co.
                                           Asset Management Group from 1998-
                                           2000; Associate at Pepper Hamilton
                                           LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                              TERM OF                                        IN THE ADVISORS'
                POSITION(S)  OFFICE AND                                      INNER CIRCLE FUND
NAME, ADDRESS,   HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)            OVERSEEN BY         OTHER DIRECTORSHIPS
    AGE 1       THE TRUST    TIME SERVED       DURING PAST 5 YEARS                OFFICER             HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
-------------------
JAMES         Vice President (Since 2004) Employed by SEI Investments Company        N/A                   N/A
NDIAYE         and Secretary              since 2004. Vice President, Deutsche
37 yrs. old                               Asset Management from 2003-2004.
                                          Associate, Morgan, Lewis & Bockius
                                          LLP from 2000-2003. Counsel, Assistant
                                          Vice President, ING Variable Annuities
                                          Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.    Vice President (Since 2000) General Counsel, Vice President and        N/A                   N/A
BARTO          and Assistant              Secretary of SEI Investments Global
37 yrs. old      Secretary                Funds Services since 1999; Associate,
                                          Dechert (law firm) from 1997-1999;
                                          Associate, Richter, Miller & Finn (law
                                          firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.     Vice President (Since 2004) Employed by SEI Investments Company        N/A                   N/A
MASTERSON      and Assistant              since 2004. General Counsel, CITCO
41 yrs. old      Secretary                Mutual Fund Services from 2003-2004.
                                          Vice President and Associate Counsel,
                                          Oppenheimer Funds from 2001-2003
                                          and Vice President and Assistant
                                          Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE         AML Officer (Since 2005)   Assistant Vice President and AML           N/A                   N/A
WELCH                                     Compliance Officer of SEI Investments
28 yrs. old                               since January 2005. Compliance Analyst
                                          at TD Waterhouse from January 2004
                                          to November 2004. Senior Compliance
                                          Analyst at UBS Financial Services
                                          from October 2002 to January 2004.
                                          Knowledge Management Analyst at
                                          PricewaterhouseCoopers Consulting
                                          from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

================================================================================


All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

-------------------------------------------------------------------------------------------
                                 BEGINNING         ENDING                        EXPENSE
                                 ACCOUNT           ACCOUNT      ANNUALIZED        PAID
                                   VALUE            VALUE         EXPENSE        DURING
                                 05/01/05         10/31/05        RATIOS         PERIOD*
-------------------------------------------------------------------------------------------
AIG MONEY MARKET FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                            $1,000.00        $1,016.10        0.22%          $1.12
Class B                             1,000.00         1,015.10        0.42            2.13

HYPOTHETICAL 5% RETURN
Class A                             1,000.00         1,024.10        0.22            1.12
Class B                             1,000.00         1,023.09        0.42            2.14
-------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 184/365 (to reflect the one-half year period shown).

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

           LONG-TERM              ORDINARY
         CAPITAL GAIN              INCOME                 TOTAL              TAX-EXEMPT          U.S. GOVERNMENT
         DISTRIBUTION           DISTRIBUTIONS         DISTRIBUTIONS           INTEREST             INTEREST(1)
         ------------           -------------         -------------          ----------          ---------------
             0.00%                 100.00%               100.00%                0.00%                 0.03%

--------------
(1) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

--------------
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

SHAREHOLDER VOTING RESULTS (UNAUDITED)


================================================================================
At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                                 NUMBER OF             % OF SHARES       % OF SHARES
                                                   SHARES              OUTSTANDING         PRESENT
                                             -----------------         -----------       ------------
   ROBERT A. NESHER
   Affirmative......................         1,968,778,879.060              83.336%           99.953%
   Withheld ........................               928,748.332               0.039%            0.047%
   Total............................         1,969,707,627.392              83.375%              100%

   WILLIAM M. DORAN
   Affirmative......................         1,968,769,215.571              83.335%           99.952%
   Withheld ........................               938,411.821               0.040%            0.048%
   Total............................         1,969,707,627.392              83.375%              100%

   JOHN T. COONEY
   Affirmative......................         1,968,445,827.062              83.322%           99.936%
   Withheld ........................             1,261,800.330               0.053%            0.064%
   Total............................         1,969,707,627.392              83.375%              100%

   ROBERT A. PATTERSON
   Affirmative......................         1,968,404,985.954              83.320%           99.934%
   Withheld ........................             1,302,641.438               0.055%            0.066%
   Total............................         1,969,707,627.392              83.375%              100%

   EUGENE B. PETERS
   Affirmative......................         1,968,506,856.025              83.324%           99.939%
   Withheld ........................             1,200,771.367               0.051%            0.061%
   Total............................         1,969,707,627.392              83.375%              100%

   JAMES M. STOREY
   Affirmative......................         1,968,556,832.006              83.326%           99.942%
   Withheld.........................             1,150,795.386               0.049%            0.058%
   Total............................         1,969,707,627.392              83.375%              100%

   GEORGE J. SULLIVAN
   Affirmative......................         1,968,795,230.525              83.337%           99.954%
   Withheld ........................               912,396.867               0.038%            0.046%
   Total............................         1,969,707,627.392              83.375%              100%

   BETTY L. KRIKORIAN
   Affirmative......................         1,968,754,119.096              83.335%           99.952%
   Withheld.........................               953,508.296               0.040%            0.048%
   Total............................         1,969,707,627.392              83.375%              100%

   CHARLES E. CARLBOM
   Affirmative......................         1,968,689,813.190              83.332%           99.948%
   Withheld ........................             1,017,814.202               0.043%            0.052%
   Total............................         1,969,707,627.392              83.375%              100%

   MITCHELL A. JOHNSON
   Affirmative......................         1,968,801,283.525              83.337%           99.954%
   Withheld.........................               906,343.867               0.038%            0.046%
   Total............................         1,969,707,627.392              83.375%              100%

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

===========================================================

    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT REGISTERED PUBLIC
    ACCOUNTING FIRM:
    KPMG LLP
    1601 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885





    This information must be preceded or accompanied by a current prospectus.

    AIG-AR-005-1200

===========================================================


ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.